Trade and Other Receivables	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES

4. TRADE AND OTHER RECEIVABLES

	June 30,	December 31,
	2024	2023
Trade receivables	$172,047	$121,735
Less: allowance for doubtful accounts	(32,633)	(28,180)
Trade receivables, net	$139,414	$93,555

For the six months ended June 30, 2024 and 2023, the Company recorded allowance for doubtful accounts of $5,361 and $(17,065) for trade receivables. For the six months ended June 30, 2024, the Company wrote off of trade receivable of $10,795.